Intangibles Assets and Goodwill - Summary of Inputs and Assumptions Used in Performing Impairment Test for Intangible Assets and Goodwill (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test		€ 1,921
Italy [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value after impairment test	€ 1,921	€ 1,921
Long-term growth rate	0.73%	0.90%
WACC	8.89	8.92
Annual sales growth rate 2021		8.03%
Annual sales growth rate 2022	4.30%
Annual sales growth rate 2022–2025		2.50%
Annual sales growth rate 2023-2026	3.20%
Mexico [member] | Retail stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Long-term growth rate		3.57%
WACC		13.31
Annual sales growth rate 2021		18.00%
Annual sales growth rate 2022–2025		2.13%